Subsequent Events (Details) - USD ($) $ in Thousands, $ / shares in Millions		Dec. 12, 2025	Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares issued	[1]		13,435,271	2,898,349
Nova Lumina Limited [Member]
Subsequent Events [Line Items]
Equity interest, percentage		100.00%
Nova Lumina Limited [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares issued		102,578,839
Nova Lumina Limited [Member]
Subsequent Events [Line Items]
Cash payment (in Dollars)		$ 22,000
Nova Lumina Limited [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Cash payament (in Dollars)		$ 22,000
Purchase price (in Dollars per share)		$ 1.0
Number of shares issued		96,526,648
YSM [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Number of shares issued		6,052,191

[1]	Retrospectively restated for the 1-for-400 reverse share split effected on May 21, 2025.